Other Current Assets and Other Current Financial Assets - Prepaid Expenses (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets [abstract]
Advances for inventories	$ 1,964	$ 2,110
Advertising and promotional expenses paid in advance	119	105
Advances to service suppliers	44	81
Prepaid leases	64	118
Prepaid insurance	332	284
Others	1,430	417
Current prepaid expenses	$ 3,953	$ 3,115